Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Nov. 04, 2024	Nov. 04, 2024	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our NEOs other than our PEOs (“Non-PEO NEOs”) and certain aspects of our financial performance.
Our compensation committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual incentive plan and equity awards. In fiscal year 2026, there were several changes to our executive management team, with the termination of service of two former Non-PEO NEOs and the appointment of three new Non-PEO NEOs, resulting in the inclusion of six individuals in our fiscal year 2026 Non-PEO NEO calculations.
Our compensation committee did not consider the CAP calculations below in making its pay decisions for any of the fiscal years presented. For further information concerning our pay for performance philosophy and how our executive compensation aligns with our performance, please refer to “Executive Compensation—Compensation Discussion and Analysis”.

Fiscal Year (a)(1)	Summary Compensation Table Total for PEO Rory Read (b)(1)	CAP to PEO Rory Read (c)(2)	Summary Compensation Table Total for PEO Ragy Thomas (d)(1)	CAP to PEO Ragy Thomas (e)(3)	Summary Compensation Table Total for PEO Trac Pham (f)(1)	CAP to PEO Trac Pham (g)(4)	Average Summary Compensation Table Total for non-PEO NEOs (h)(5)	Average CAP to non-PEO NEOs (i)(6)	CXM Total Shareholder Return (j)(7)	Peer Group Total Shareholder Return (k)(8)	Net Income (Loss) ($ in thousands) (l)(9)	Company- Selected Measure: Non- GAAP Op. Income ($ in thousands) (m)(10)
2026	$1,664,700	$(13,764,060)	$0	$0	$0	$0	$7,256,823	$3,411,410	$36	$51	$22,905	$146,235
2025(11)	$41,970,485	$48,308,173	$8,745,410	$315,150	$15,398,436	$405,800	$3,766,071	$1,910,853	$51	$69	$121,609	$89,788
2024	$0	$0	$12,414,624	$13,598,921	$0	$0	$5,224,657	$5,088,611	$71	$70	$51,403	$97,805
2023	$0	$0	$8,173,577	$2,161,466	$0	$0	$5,140,534	$3,167,728	$56	$61	$(55,742)	$8,562
2022	$0	$0	$1,117,818	$74,231,899	$0	$0	$949,420	$1,115,612	$64	$81	$(111,470)	$(35,450)

(1)
The dollar amounts reported in column (b), (d), and (f) represent the amount of total compensation reported for our PEOs, Messrs. Read, Thomas and Pham, respectively, for each covered fiscal year in the “Total” column of our Summary Compensation Table for each fiscal year.

(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Read as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Read during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Read for such fiscal year, using the methodology described below.

PEO 1: Rory Read
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$41,970,485	$1,664,700
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(38,597,906)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$44,935,594	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0	$(14,350,320)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$0	$(1,078,440)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$0	$0
=	CAP		—	—	—	$48,308,173	$(13,764,060)

(3)
The dollar amounts reported in column (e) represent the amount of CAP to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Thomas during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each covered fiscal year to determine the CAP to Mr. Thomas for such fiscal year, using the methodology described below. Mr. Thomas’s 2022 equity award values include PSU granted prior to our IPO that were earned and vested in connection with the IPO and the achievement of preestablished stock price target.

PEO 2: Ragy Thomas
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,173,577	$12,414,624	$8,745,410	—
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(6,905,000)	$(11,431,922)	$(7,778,564)	—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$4,970,000	$10,542,766	$5,676,249	—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	$(4,330,545)	$914,590	$(4,901,754)	—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0	$0	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434	$1,158,863	$(1,426,191)	—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0	—
=	CAP		$74,231,899	$2,161,466	$13,598,921	$315,150	—

(4)
The dollar amounts reported in column (g) represent the amount of CAP to Mr. Pham as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Pham during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Pham for such fiscal year, using the methodology described below.

PEO 3: Trac Pham
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$15,398,436	—
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(14,789,184)	—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$0	—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0	—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$(62,378)	—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$(141,074)	—
=	CAP		—	—	—	$405,800	—

(5)
The dollar amounts reported in column (h) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each Non-PEO NEO included for purposes of calculating the average CAP for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2022	Luca Lazzaron (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)
2023
Manish Sarin (Chief Financial Officer), Luca Lazzaron (Former Chief Revenue Officer), Paul Ohls (Former Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer) and Pavitar Singh (Former Chief Technology Officer)

2024
Manish Sarin (Chief Financial Officer), Diane Adams (Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Paul Ohls (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)

2025
Manish Sarin (Chief Financial Officer), Diane Adams (Former Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Jacob Scott (General Counsel and Corporate Secretary) and Amitabh Misra (Chief Technology Officer)

2026
Anthony Coletta (Chief Financial Officer), Joy Corso (Chief Administrative Officer), Sanjay Macwan (Chief Information Officer), Scott Millard (Former Chief Revenue Officer), Manish Sarin (Former Chief Financial Officer), Karthik Suri (Chief Product and Corporate Strategy Officer)

(6)
The dollar amounts reported in column (i) represent the average amount of CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the CAP to our Non-PEO NEOs for such fiscal year, using the methodology described below:

Non-PEO NEO Average
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,534	$5,224,657	$3,766,071	$7,256,823
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(4,280,287)	$(4,763,540)	$(3,138,547)	$(6,562,265)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$3,092,853	$4,581,700	$2,236,782	$3,191,485
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(2,177,471)	$(119,521)	$(116,787)	$(699,227)	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$287,120	$0	$0	$80,303
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	$(37,234)	$299,239	$(254,227)	$(20,248)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$(915,737)	$(136,658)	$0	$(534,688)
=	CAP		$1,115,612	$3,167,728	$5,088,611	$1,910,853	$3,411,410

Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, fiscal year 2025 and fiscal year 2026, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.
(7)
The cumulative total stockholder return (“TSR”) reported in column (j) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the closing market price of our Class A common stock at the end of the applicable measurement period and the beginning of the measurement period by the closing market price of our Class A common stock at the beginning of the measurement period. The same methodology is used to calculate the cumulative TSR for our performance peer group, column (g).

(8)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the compensation peer group as disclosed in our Compensation Discussion and Analysis (“CD&A”) and used by our compensation committee to make compensation decisions for that year. The fiscal year 2026 CD&A peer group consists of Blackbaud, BlackLine, Box, Braze, CCC Intelligent Solutions Holdings, DoubleVerify Holdings, EverCommerce, Five9, Freshworks, Informatica, LiveRamp Holdings, nCino, Paycor HCM, Pegasystems, Sprout Social, Verint Systems, Workiva and Zeta Global Holdings. The companies that were included in the 2025 CD&A peer group and removed for 2026 include AppFolio, Bentley Systems, Dynatrace, Instructure Holdings, Manhattan Associates, PowerSchool Holdings, Semrush Holdings and Squarespace. The companies that were newly added to the CD&A peer group in fiscal year 2026 include EverCommerce, Informatica, LiveRamp Holdings, nCino, Paycor HCM, Verint Systems and Zeta Global Holdings. These additions and removals were the result of the application of pre-established objective criteria. For more information regarding how our compensation committee selected companies for inclusion in the fiscal year 2026 compensation peer group, see the section in our CD&A titled, “Fiscal Year 2026 Peer Group.”

(9)	The dollar amounts reported in column (l) represent the amount of net income (or loss) reflected in our audited financial statements for each covered fiscal year.
(10)
Our Company-Selected Measure as reported in column (m) is non-GAAP operating income, which we believe is a strong driver in determining our company’s performance for each covered fiscal year. We define “non-GAAP operating income” as operating income determined in accordance with U.S. GAAP, excluding, as applicable, stock-based compensation expense and related charges, amortization of stock-based compensation expense associated with capitalized internal-use software, and amortization of acquired intangible assets, as well as other one-time charges, such as restructuring charges, costs associated with acquisitions, non-recurring litigation costs and facility exit costs. Non-GAAP operating income is a non-GAAP financial measure. For additional details and a reconciliation of non-GAAP operating income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on March 19, 2026.

(11)	In fiscal year 2025, there were several changes to our executive management team, with two transitions to the PEO position, for a total of three PEOs serving during the fiscal year.

Company Selected Measure Name				non-GAAP operating income
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b), (d), and (f) represent the amount of total compensation reported for our PEOs, Messrs. Read, Thomas and Pham, respectively, for each covered fiscal year in the “Total” column of our Summary Compensation Table for each fiscal year.

(5)
The dollar amounts reported in column (h) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each Non-PEO NEO included for purposes of calculating the average CAP for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2022	Luca Lazzaron (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)
2023
Manish Sarin (Chief Financial Officer), Luca Lazzaron (Former Chief Revenue Officer), Paul Ohls (Former Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer) and Pavitar Singh (Former Chief Technology Officer)

2024
Manish Sarin (Chief Financial Officer), Diane Adams (Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Paul Ohls (Former Chief Revenue Officer) and Pavitar Singh (Former Chief Technology Officer)

2025
Manish Sarin (Chief Financial Officer), Diane Adams (Former Chief Culture & Talent Officer), Scott Harvey (Chief Customer Officer), Jacob Scott (General Counsel and Corporate Secretary) and Amitabh Misra (Chief Technology Officer)

2026
Anthony Coletta (Chief Financial Officer), Joy Corso (Chief Administrative Officer), Sanjay Macwan (Chief Information Officer), Scott Millard (Former Chief Revenue Officer), Manish Sarin (Former Chief Financial Officer), Karthik Suri (Chief Product and Corporate Strategy Officer)

Peer Group Issuers, Footnote
(8)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the compensation peer group as disclosed in our Compensation Discussion and Analysis (“CD&A”) and used by our compensation committee to make compensation decisions for that year. The fiscal year 2026 CD&A peer group consists of Blackbaud, BlackLine, Box, Braze, CCC Intelligent Solutions Holdings, DoubleVerify Holdings, EverCommerce, Five9, Freshworks, Informatica, LiveRamp Holdings, nCino, Paycor HCM, Pegasystems, Sprout Social, Verint Systems, Workiva and Zeta Global Holdings. The companies that were included in the 2025 CD&A peer group and removed for 2026 include AppFolio, Bentley Systems, Dynatrace, Instructure Holdings, Manhattan Associates, PowerSchool Holdings, Semrush Holdings and Squarespace. The companies that were newly added to the CD&A peer group in fiscal year 2026 include EverCommerce, Informatica, LiveRamp Holdings, nCino, Paycor HCM, Verint Systems and Zeta Global Holdings. These additions and removals were the result of the application of pre-established objective criteria. For more information regarding how our compensation committee selected companies for inclusion in the fiscal year 2026 compensation peer group, see the section in our CD&A titled, “Fiscal Year 2026 Peer Group.”

Changed Peer Group, Footnote
(8)
The peer group selected to determine the Company’s Peer Group TSR for each applicable fiscal year is the compensation peer group as disclosed in our Compensation Discussion and Analysis (“CD&A”) and used by our compensation committee to make compensation decisions for that year. The fiscal year 2026 CD&A peer group consists of Blackbaud, BlackLine, Box, Braze, CCC Intelligent Solutions Holdings, DoubleVerify Holdings, EverCommerce, Five9, Freshworks, Informatica, LiveRamp Holdings, nCino, Paycor HCM, Pegasystems, Sprout Social, Verint Systems, Workiva and Zeta Global Holdings. The companies that were included in the 2025 CD&A peer group and removed for 2026 include AppFolio, Bentley Systems, Dynatrace, Instructure Holdings, Manhattan Associates, PowerSchool Holdings, Semrush Holdings and Squarespace. The companies that were newly added to the CD&A peer group in fiscal year 2026 include EverCommerce, Informatica, LiveRamp Holdings, nCino, Paycor HCM, Verint Systems and Zeta Global Holdings. These additions and removals were the result of the application of pre-established objective criteria. For more information regarding how our compensation committee selected companies for inclusion in the fiscal year 2026 compensation peer group, see the section in our CD&A titled, “Fiscal Year 2026 Peer Group.”

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Read as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Read during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Read for such fiscal year, using the methodology described below.

PEO 1: Rory Read
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$41,970,485	$1,664,700
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(38,597,906)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$44,935,594	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0	$(14,350,320)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$0	$(1,078,440)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$0	$0
=	CAP		—	—	—	$48,308,173	$(13,764,060)

(3)
The dollar amounts reported in column (e) represent the amount of CAP to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Thomas during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each covered fiscal year to determine the CAP to Mr. Thomas for such fiscal year, using the methodology described below. Mr. Thomas’s 2022 equity award values include PSU granted prior to our IPO that were earned and vested in connection with the IPO and the achievement of preestablished stock price target.

PEO 2: Ragy Thomas
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,173,577	$12,414,624	$8,745,410	—
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(6,905,000)	$(11,431,922)	$(7,778,564)	—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$4,970,000	$10,542,766	$5,676,249	—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	$(4,330,545)	$914,590	$(4,901,754)	—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$0	$0	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434	$1,158,863	$(1,426,191)	—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0	—
=	CAP		$74,231,899	$2,161,466	$13,598,921	$315,150	—

(4)
The dollar amounts reported in column (g) represent the amount of CAP to Mr. Pham as computed in accordance with Item 402(v) of Regulation S-K, for each applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Pham during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each applicable covered fiscal year to determine the CAP to Mr. Pham for such fiscal year, using the methodology described below.

PEO 3: Trac Pham
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	—	—	—	$15,398,436	—
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	—	—	—	$(14,789,184)	—
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	—	—	—	$0	—
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	—	—	$0	—
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—	$0	—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	—	—	$(62,378)	—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—	$(141,074)	—
=	CAP		—	—	—	$405,800	—

Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, fiscal year 2025 and fiscal year 2026, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.

Non-PEO NEO Average Total Compensation Amount				$ 7,256,823	$ 3,766,071	$ 5,224,657	$ 5,140,534	$ 949,420
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,411,410	1,910,853	5,088,611	3,167,728	1,115,612
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (i) represent the average amount of CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the CAP to our Non-PEO NEOs for such fiscal year, using the methodology described below:

Non-PEO NEO Average
			2022	2023	2024	2025	2026
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,534	$5,224,657	$3,766,071	$7,256,823
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$(4,280,287)	$(4,763,540)	$(3,138,547)	$(6,562,265)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$3,092,853	$4,581,700	$2,236,782	$3,191,485
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$(2,177,471)	$(119,521)	$(116,787)	$(699,227)	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$287,120	$0	$0	$80,303
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	$(37,234)	$299,239	$(254,227)	$(20,248)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$(915,737)	$(136,658)	$0	$(534,688)
=	CAP		$1,115,612	$3,167,728	$5,088,611	$1,910,853	$3,411,410

Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, fiscal year 2025 and fiscal year 2026, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.

Equity Valuation Assumption Difference, Footnote
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values were calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. PSU fair values used a different Monte Carlo valuation model at the date of grant and at the end of fiscal year 2022, fiscal year 2023, fiscal year 2024, fiscal year 2025 and fiscal year 2026, based on updated probability of achievement and stock volatility assumptions. RSU award fair values were calculated using the closing market price of our Class A common stock as of date of grant and at the date of vesting and fiscal year end, as applicable.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR and Peer Group TSR
The following graph displays our CAP, Company TSR and Peer Group TSR over the five fiscal years presented. As demonstrated by the following graph, the amount of CAP to our PEOs and Non-PEO NEOs is not directly correlated to our Company TSR during the period presented. The TSR measurement period begins at our IPO, while some of the equity awards that were vested and outstanding at each fiscal year end were granted prior to our IPO. The graph also compares Company TSR and Peer Group TSR. In addition, we note that the comparator group used to calculate relative TSR for purposes of our PSU awards is different than the peer group included for purposes of the table below. Please see “Executive Compensation—Compensation Discussion and Analysis” for the description of how we evaluate peer group relative TSR for purposes of our executive compensation program.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph displays our CAP and our net income over the five fiscal years presented. We have not used either GAAP or non-GAAP net income as a financial performance measure in our executive compensation program over the period presented.

Compensation Actually Paid vs. Company Selected Measure
CAP and Non-GAAP Operating Income
The following graph displays our CAP and non-GAAP operating income over the five fiscal years presented. We historically have used non-GAAP operating income as a financial performance measure in our short-term incentive compensation plan.

Total Shareholder Return Vs Peer Group
CAP and Company TSR and Peer Group TSR
The following graph displays our CAP, Company TSR and Peer Group TSR over the five fiscal years presented. As demonstrated by the following graph, the amount of CAP to our PEOs and Non-PEO NEOs is not directly correlated to our Company TSR during the period presented. The TSR measurement period begins at our IPO, while some of the equity awards that were vested and outstanding at each fiscal year end were granted prior to our IPO. The graph also compares Company TSR and Peer Group TSR. In addition, we note that the comparator group used to calculate relative TSR for purposes of our PSU awards is different than the peer group included for purposes of the table below. Please see “Executive Compensation—Compensation Discussion and Analysis” for the description of how we evaluate peer group relative TSR for purposes of our executive compensation program.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures for Fiscal Year 2026
As described in “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use for our short-term and long-term incentive compensation award programs are selected based on an objective of incentivizing all of our executives to increase the value of our enterprise for our stockholders. In our assessment, the measures listed alphabetically in the table below collectively represent the most important financial performance measures used by us to link CAP to our NEOs for fiscal year 2026 to our performance:
•	Non-GAAP operating income
•	Operating income growth
•	Relative TSR
•	Revenue growth
•	Total revenue
In fiscal year 2026, we offered our executive officers, including our NEOs, an opportunity to earn short-term incentive compensation awards contingent upon the attainment of specific pre-established, quantitative financial performance measures based on specific target levels (total revenue and non-GAAP operating income). Non-GAAP operating income is an indicator of bottom-line rigor and our path to profitability. Non-GAAP operating income is not defined by GAAP and, as such, should not be construed as an alternative to earnings from operations, net earnings or operating cash flow.
As disclosed in “Executive Compensation—Compensation Discussion and Analysis,” in fiscal year 2026, all executive officers received a portion of their new hire and annual long-term incentive compensation opportunity in the form of PSUs, with 75% of the PSUs to be earned and vest contingent on our relative TSR over a three-year performance period compared to a board of directors-approved comparator group, and the remaining 25% of the PSUs to be earned and vest contingent on the attainment of specific preestablished revenue-growth and operating income-related targets measured at the end of a three-year performance period, in each case, subject to the executive officer’s continued service with us through such vesting and settlement date.
Additional information about these performance measures are discussed in “Executive Compensation—Compensation Discussion and Analysis”.

Total Shareholder Return Amount				$ 36	51	71	56	64
Peer Group Total Shareholder Return Amount				51	69	70	61	81
Net Income (Loss)				$ 22,905,000	$ 121,609,000	$ 51,403,000	$ (55,742,000)	$ (111,470,000)
Company Selected Measure Amount				146,235,000	89,788,000	97,805,000	8,562,000	(35,450,000)
PEO Name	Mr. Read	Mr. Pham	Mr. Thomas	Mr. Read		Mr. Thomas	Mr. Thomas	Mr. Thomas
Measure:: 1
Pay vs Performance Disclosure
Name				Non-GAAP operating income
Non-GAAP Measure Description
(10)
Our Company-Selected Measure as reported in column (m) is non-GAAP operating income, which we believe is a strong driver in determining our company’s performance for each covered fiscal year. We define “non-GAAP operating income” as operating income determined in accordance with U.S. GAAP, excluding, as applicable, stock-based compensation expense and related charges, amortization of stock-based compensation expense associated with capitalized internal-use software, and amortization of acquired intangible assets, as well as other one-time charges, such as restructuring charges, costs associated with acquisitions, non-recurring litigation costs and facility exit costs. Non-GAAP operating income is a non-GAAP financial measure. For additional details and a reconciliation of non-GAAP operating income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on March 19, 2026.

Measure:: 2
Pay vs Performance Disclosure
Name				Operating income growth
Measure:: 3
Pay vs Performance Disclosure
Name				Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name				Revenue growth
Measure:: 5
Pay vs Performance Disclosure
Name				Total revenue
Rory Read [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,664,700	$ 41,970,485	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount				(13,764,060)	48,308,173	0	0	0
Ragy Thomas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	8,745,410	12,414,624	8,173,577	1,117,818
PEO Actually Paid Compensation Amount				0	315,150	13,598,921	2,161,466	74,231,899
Trac Pham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	15,398,436	0	0	0
PEO Actually Paid Compensation Amount				0	405,800	0	0	0
PEO | Rory Read [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(38,597,906)	0	0	0
PEO | Rory Read [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	44,935,594	0	0	0
PEO | Rory Read [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,350,320)	0	0	0	0
PEO | Rory Read [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Rory Read [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,078,440)	0	0	0	0
PEO | Rory Read [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Ragy Thomas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(7,778,564)	(11,431,922)	(6,905,000)	0
PEO | Ragy Thomas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	5,676,249	10,542,766	4,970,000	0
PEO | Ragy Thomas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(4,901,754)	914,590	(4,330,545)	1,217,661
PEO | Ragy Thomas [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Ragy Thomas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(1,426,191)	1,158,863	253,434	71,896,420
PEO | Ragy Thomas [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Trac Pham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(14,789,184)	0	0	0
PEO | Trac Pham [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Trac Pham [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Trac Pham [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
PEO | Trac Pham [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(62,378)	0	0	0
PEO | Trac Pham [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(141,074)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,562,265)	(3,138,547)	(4,763,540)	(4,280,287)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,191,485	2,236,782	4,581,700	3,092,853	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(699,227)	(116,787)	(119,521)	(2,177,471)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				80,303	0	0	287,120	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,248)	(254,227)	299,239	(37,234)	2,343,664
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (534,688)	$ 0	$ (136,658)	$ (915,737)	$ 0